As filed with the Securities and Exchange Commission on July 15, 2016

                                               File Nos. 002-94222

                                                         811-04149

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.  58                      (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  59                                     (X)

FRANKLIN TAX-FREE TRUST

 (Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650)312-2000

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]   immediately upon filing pursuant to paragraph (b)

[ ]   on (date) pursuant to paragraph (b)

[X]   60 days after filing pursuant to paragraph (a)(1)

[ ]   on (date) pursuant to paragraph (a)(1) of Rule 485

[ ]   75 days after filing pursuant to paragraph (a)(2)

[ ]   on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]   This post-effective amendment designates a new effective

date for a previously filed post-effective amendment.

This Amendment to the registration statement of the Registrant on Form N-1A (the “Amendment”) relates only to the prospectuses and statement of additional information (SAI) of Franklin Alabama Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin Georgia  Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund and Franklin Louisiana Tax-Free Income Fund, each a series of the Registrant, describing new Advisor Class shares, and does not otherwise delete, amend, or supersede any other information relating to the prospectus or SAI of any other series of the Registrant.  This Amendment updates the registration statement of the above-referenced series under the Securities Act of 1933, and the Investment Company Act of 1940.

EXPLANATORY NOTE

This Amendment No. 58 (Amendment) to the Registration Statement of Franklin Tax-Free Trust (Registrant) on Form N-1A (File No. 811-04149) is being filed under the Securities Act of 1933, as amended (1933 Act), to amend and supplement Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A filed with the U.S. Securities and Exchange Commission (Commission) on June 27, 2016, under the 1940 Act (Accession No. 0001379491-16-004668) (Amendment No. 56), as pertaining to the Parts A and Parts B of the Franklin Alabama Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin Georgia  Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund and Franklin Louisiana Tax-Free Income Fund, series of the Registrant (Funds).  The Parts A and the Parts B of the Funds, as filed in Amendment No. 56, are incorporated herein by reference.

[    ] 07/16

SUPPLEMENT DATED SEPTEMBER 15, 2016

TO THE PROSPECTUS DATED JULY 1, 2016

OF

FRANKLIN ALABAMA TAX-FREE INCOME FUND

FRANKLIN FLORIDA TAX-FREE INCOME FUND

FRANKLIN GEORGIA TAX-FREE INCOME FUND

FRANKLIN KENTUCKY TAX-FREE INCOME FUND

FRANKLIN LOUISIANA TAX-FREE INCOME FUND

(each, a series of Franklin Tax Free Trust (Trust))

Effective on September 15, 2016, the Franklin Alabama Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund and Franklin Louisiana Tax-Free Income Fund (each, a Fund and together, the Funds) will begin offering Advisor Class of shares.  Therefore, the prospectus of the Funds is amended as follows:

I.          The table listing each Fund and its classes on the cover of the prospectus is replaced with the following:

	Class A	Class C	Advisor Class
Franklin Alabama Tax-Free Income Fund	FRALX	FALEX	Pending
Franklin Florida Tax-Free Income Fund	FRFLX	FRFIX	Pending
Franklin Georgia Tax-Free Income Fund	FTGAX	FGAIX	Pending
Franklin Kentucky Tax-Free Income Fund	FRKYX	-	Pending
Franklin Louisiana Tax-Free Income Fund	FKLAX	FLAIX	Pending

II.         In the Fund Summary for the Franklin Alabama Tax-Free Income Fund, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables on page 2 of the prospectus are replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[1]	1.00%	None

1.  There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

1# 1539222  v. 3

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class
Management Fees	0.54%	0.54%	0.54%
Distribution and service (12b-1) fees	0.10%	0.65%	None
Other expenses[1]	0.07%	0.07%	0.07%
Total annual fund operating expenses	0.71%	1.26%	0.61%

1.  “Other expenses” for Advisor Class are estimated based on the current expenses of each Fund’s existing classes.

III.       In the Fund Summary for the Franklin Alabama Tax-Free Income Fund, the “Example” table on page 3 of the prospectus is replaced with the following:

[To be completed in Rule 485(b) filing:]

	1 Year	3 Years	5 Years	10 Years
Class A	$494	$642	$802	$1,268
Class C	$228	$399	$691	$1,520
Advisor Class	$[ ]	$[ ]	$[ ]	$[ ]
If you do not sell your shares:
Class C	$128	$399	$691	1,520

IV.       In the Fund Summary for the Franklin Alabama Tax-Free Income Fund, the “Average Annual Total Return” table on page 7 of the prospectus is replaced with the following:

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2015

[To be completed in Rule 485(b) filing:]

	1 Year	5 Years	10 Years
Franklin Alabama Tax-Free Income Fund - Class A
Return Before Taxes	-3.05%	4.23%	3.54%
Return After Taxes on Distributions	-3.05%	4.22%	3.54%
Return After Taxes on Distributions and Sale of Fund Shares	-0.16%	4.18%	3.64%
Franklin Alabama Tax-Free Income Fund - Class C	-0.24%	4.58%	3.42%
Franklin Alabama Tax-Free Income Fund – Advisor Class	[___]%	[___]%	[___]%
Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	3.30%	5.35%	4.72%

2# 1539222  v. 3

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

V.        In the Fund Summary for the Franklin Alabama Tax-Free Income Fund, the paragraph under “Purchase and Sale of Fund Shares” on page 8 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632‑2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Advisor Class is only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under “Your Account – Choosing a Share Class – Qualified Investors – Advisor Class” in the Fund's prospectus.  There is no minimum investment for subsequent purchases.

VI.       In the Fund Summary for the Franklin Florida Tax-Free Income Fund, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables on page 9 of the prospectus are replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[1]	1.00%	None

1.  There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class
Management Fees	0.48%	0.48%	0.48%
Distribution and service (12b-1) fees	0.10%	0.65%	None
Other expenses[1]	0.06%	0.06%	0.06%
Total annual fund operating expenses	0.64%	1.19%	0.54%

1.  “Other expenses” for Advisor Class are estimated based on the current expenses of each Fund’s existing classes.

VII.      In the Fund Summary for Franklin Florida Tax-Free Income Fund, the “Example” table on page 10 of the prospectus is replaced with the following:

[To be completed in Rule 485(b) filing:]

	1 Year	3 Years	5 Years	10 Years
Class A	$488	$621	$767	$1,189
Class C	$221	$378	$654	$1,443
Advisor Class	$[ ]	$[ ]	$[ ]	$[ ]
If you do not sell your shares:
Class C	$121	$378	$654	1,443

3# 1539222  v. 3

VIII.     In the Fund Summary for the Franklin Florida Tax-Free Income Fund, the “Average Annual Total Return” table on page 14 of the prospectus is replaced with the following:

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2015

[To be completed in Rule 485(b) filing:]

	1 Year	5 Years	10 Years
Franklin Florida Tax-Free Income Fund - Class A
Return Before Taxes	-1.82%	3.49%	3.43%
Return After Taxes on Distributions	-1.82%	3.47%	3.41%
Return After Taxes on Distributions and Sale of Fund Shares	0.66%	3.67%	3.62%
Franklin Florida Tax-Free Income Fund - Class C	1.04%	3.84%	3.32%
Franklin Florida Tax-Free Income Fund – Advisor Class	[___]%	[___]%	[___]%
Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	3.30%	5.35%	4.72%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

IX.       In the Fund Summary for the Franklin Florida Tax-Free Income Fund, the paragraph under “Purchase and Sale of Fund Shares” on page 14 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Advisor Class is only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under “Your Account – Choosing a Share Class – Qualified Investors – Advisor Class” in the Fund's prospectus.  There is no minimum investment for subsequent purchases.

4# 1539222  v. 3

X.        In the Fund Summary for the Franklin Georgia Tax-Free Income Fund, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables on page 16 of the prospectus are replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[1]	1.00%	None

1.  There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class
Management Fees	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.10%	0.65%	None
Other expenses[1]	0.07%	0.07%	0.07%
Total annual fund operating expenses	0.67%	1.22%	0.57%

1.  “Other expenses” for Advisor Class are estimated based on the current expenses of each Fund’s existing classes.

XI.       In the Fund Summary for the Franklin Georgia Tax-Free Income Fund, the “Example” table on page 17 of the prospectus is replaced with the following:

[To be completed in Rule 485(b) filing:]

	1 Year	3 Years	5 Years	10 Years
Class A	$491	$630	$782	$1,224
Class C	$224	$387	$670	$1,477
Advisor Class	$[ ]	$[ ]	$[ ]	$[ ]
If you do not sell your shares:
Class C	$124	$387	$670	1,477

XII.      In the Fund Summary for the Franklin Georgia Tax-Free Income Fund, the “Average Annual Total Return” table on page 21 of the prospectus is replaced with the following:

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2015

[To be completed in Rule 485(b) filing:]

	1 Year	5 Years	10 Years
Franklin Georgia Tax-Free Income Fund - Class A
Return Before Taxes	-2.19%	4.36%	3.75%
Return After Taxes on Distributions	-2.19%	4.36%	3.75%
Return After Taxes on Distributions and Sale of Fund Shares	0.29%	4.26%	3.79%
Franklin Georgia Tax-Free Income Fund - Class C	0.48%	4.69%	3.63%
Franklin Georgia Tax-Free Income Fund – Advisor Class	[___]%	[___]%	[___]%
Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	3.30%	5.35%	4.72%

5# 1539222  v. 3

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

XIII.     In the Fund Summary for the Franklin Georgia Tax-Free Income Fund, the paragraph under “Purchase and Sale of Fund Shares” on page 21 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632‑2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Advisor Class is only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under “Your Account – Choosing a Share Class – Qualified Investors – Advisor Class” in the Fund's prospectus.  There is no minimum investment for subsequent purchases.

XIV.    In the Fund Summary for the Franklin Kentucky Tax-Free Income Fund, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables on page 23 of the prospectus are replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Class A	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[1]	None

1.  There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Advisor Class
Management Fees	0.57%	0.57%
Distribution and service (12b-1) fees	0.10%	None
Other expenses[1]	0.09%	0.09%
Total annual fund operating expenses	0.76%	0.66%

6# 1539222  v. 3

1.  “Other expenses” for Advisor Class are estimated based on the current expenses of each Fund’s existing classes.

XV.      In the Fund Summary for the Franklin Kentucky Tax-Free Income Fund, the “Example” table on page 24 of the prospectus is replaced with the following:

[To be completed in Rule 485(b) filing:]

	1 Year	3 Years	5 Years	10 Years
Class A	$500	$659	$832	$1,332
Advisor Class	$[ ]	$[ ]	$[ ]	$[ ]

XVI.    In the Fund Summary for the Franklin Kentucky Tax-Free Income Fund, the “Average Annual Total Return” table on page 28 of the prospectus is replaced with the following:

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2015

[To be completed in Rule 485(b) filing:]

	1 Year	5 Years	10 Years
Franklin Kentucky Tax-Free Income Fund - Class A
Return Before Taxes	-2.75%	3.85%	3.52%
Return After Taxes on Distributions	-2.75%	3.85%	3.52%
Return After Taxes on Distributions and Sale of Fund Shares	-0.03%	3.86%	3.61%
Franklin Kentucky Tax-Free Income Fund – Advisor Class	[___]%	[___]%	[___]%
Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	3.30%	5.35%	4.72%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

XVII.   In the Fund Summary for the Franklin Kentucky Tax-Free Income Fund, the following sentence is added to the paragraph under “the “Average Annual Total Return” table on page 28 of the prospectus is replaced with the following:

After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

XVIII.  In the Fund Summary for the Franklin Kentucky Tax-Free Income Fund, the paragraph under “Purchase and Sale of Fund Shares” on page 28 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632‑2301. For Class A, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Advisor Class is only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under “Your Account – Choosing a Share Class – Qualified Investors – Advisor Class” in the Fund's prospectus.  There is no minimum investment for subsequent purchases.

7# 1539222  v. 3

XIX.    In the Fund Summary for the Franklin Louisiana Tax-Free Income Fund, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables on page 30 of the prospectus are replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[1]	1.00%	None

1.  There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class
Management Fees	0.51%	0.51%	0.51%
Distribution and service (12b-1) fees	0.10%	0.65%	None
Other expenses[1]	0.08%	0.08%	0.08%
Total annual fund operating expenses	0.69%	1.24%	0.59%

1.  “Other expenses” for Advisor Class are estimated based on the current expenses of each Fund’s existing classes.

XX.      In the Fund Summary for the Franklin Louisiana Tax-Free Income Fund, the “Example” table on page 31 of the prospectus is replaced with the following:

[To be completed in Rule 485(b) filing:]

	1 Year	3 Years	5 Years	10 Years
Class A	$492	$636	$792	$1,245
Class C	$226	$393	$680	$1,498
Advisor Class	$[ ]	$[ ]	$[ ]	$[ ]
If you do not sell your shares:
Class C	$126	$393	$680	1,498

8# 1539222  v. 3

XXI.    In the Fund Summary for the Franklin Louisiana Tax-Free Income Fund, the “Average Annual Total Return” table on page 35 of the prospectus is replaced with the following:

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2015

[To be completed in Rule 485(b) filing:]

	1 Year	5 Years	10 Years
Franklin Louisiana Tax-Free Income Fund - Class A
Return Before Taxes	-1.73%	4.12%	3.67%
Return After Taxes on Distributions	-1.73%	4.12%	3.67%
Return After Taxes on Distributions and Sale of Fund Shares	0.61%	4.09%	3.75%
Franklin Louisiana Tax-Free Income Fund - Class C	1.02%	4.45%	3.56%
Franklin Louisiana Tax-Free Income Fund – Advisor Class	[___]%	[___]%	[___]%
Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes)	3.30%	5.35%	4.72%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

XXII.   In the Fund Summary for the Franklin Louisiana Tax-Free Income Fund, the paragraph under “Purchase and Sale of Fund Shares” on page 36 of the prospectus is replaced with the following:

You may purchase or redeem shares of the Fund on any business day by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632‑2301. For Class A and C, the minimum initial purchase for most accounts is $1,000 (or $50 under an automatic investment plan). Advisor Class is only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under “Your Account – Choosing a Share Class – Qualified Investors – Advisor Class” in the Fund's prospectus.  There is no minimum investment for subsequent purchases.

Please keep this supplement with your prospectus for future reference.

9# 1539222  v. 3

[    ] 07/16

SUPPLEMENT DATED SEPTEMBER 15, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JULY 1, 2016

OF

FRANKLIN ALABAMA TAX-FREE INCOME FUND

FRANKLIN FLORIDA TAX-FREE INCOME FUND

FRANKLIN GEORGIA TAX-FREE INCOME FUND

FRANKLIN KENTUCKY TAX-FREE INCOME FUND

FRANKLIN LOUISIANA TAX-FREE INCOME FUND

(each, a series of Franklin Tax Free Trust (Trust))

Effective on September 15, 2016, the Franklin Alabama Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund and Franklin Louisiana Tax-Free Income Fund (each, a Fund and together, the Funds) will begin offering Advisor Class of shares.  Therefore, the statement of additional information (SAI) of the Funds is amended as follows:

I.          The table listing each Fund and its classes on the cover of the SAI is replaced with the following:

Class
	A	C	Advisor
Franklin Alabama Tax-Free Income Fund	FRALX	FALEX	Pending
Franklin Florida Tax-Free Income Fund	FRFLX	FRFIX	Pending
Franklin Georgia Tax-Free Income Fund	FTGAX	FGAIX	Pending
Franklin Kentucky Tax-Free Income Fund	FRKYX	-	Pending
Franklin Louisiana Tax-Free Income Fund	FKLAX	FLAIX	Pending

II.         The second full paragraph under “Organization, Voting Rights and Principal Holders” on pages 46-47 of the SAI is replaced with the following:

The Kentucky Fund currently offers two classes of shares, Class A and Advisor Class. The Alabama, Florida, Georgia, Louisiana, Maryland, Missouri, North Carolina and Virginia Funds currently offer three classes of shares, Class A, Class C and Advisor Class. The Fund may offer additional classes of shares in the future. The full title of each class is:

•         Franklin Alabama Tax-Free Income Fund – Class A

•         Franklin Alabama Tax-Free Income Fund – Class C

•         Franklin Alabama Tax-Free Income Fund – Advisor Class

•         Franklin Florida Tax-Free Income Fund – Class A

•         Franklin Florida Tax-Free Income Fund – Class C

1

# 1539224  v. 3

•         Franklin Florida Tax-Free Income Fund – Advisor Class

•         Franklin Georgia Tax-Free Income Fund – Class A

•         Franklin Georgia Tax-Free Income Fund – Class C

•         Franklin Georgia Tax-Free Income Fund – Advisor Class

•         Franklin Kentucky Tax-Free Income Fund – Class A

•         Franklin Kentucky Tax-Free Income Fund – Advisor Class

•         Franklin Louisiana Tax-Free Income Fund – Class A

•         Franklin Louisiana Tax-Free Income Fund – Class C

•         Franklin Louisiana Tax-Free Income Fund – Advisor Class

•         Franklin Maryland Tax-Free Income Fund – Class A

•         Franklin Maryland Tax-Free Income Fund – Class C

•         Franklin Maryland Tax-Free Income Fund – Advisor Class

•         Franklin Missouri Tax-Free Income Fund – Class A

•         Franklin Missouri Tax-Free Income Fund – Class C

•         Franklin Missouri Tax-Free Income Fund – Advisor Class

•         Franklin North Carolina Tax-Free Income Fund – Class A

•         Franklin North Carolina Tax-Free Income Fund – Class C

•         Franklin North Carolina Tax-Free Income Fund – Advisor Class

•         Franklin Virginia Tax-Free Income Fund – Class A

•         Franklin Virginia Tax-Free Income Fund –Class C

•         Franklin Virginia Tax-Free Income Fund – Advisor Class

Please keep this supplement with your prospectus for future reference.

2

# 1539224  v. 3

FRANKLIN TAX-FREE TRUST

FILE NOS. 002-94222 & 811-04149

PART C

Other Information

Item 28.  Exhibits.

The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a)   Agreement and Declaration of Trust

(i)	Agreement and Declaration of Trust of Franklin Tax-Free Trust, a Delaware statutory trust, dated October 18, 2006
Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2007

(ii)	Certificate of Trust of Franklin Tax-Free Trust, a Delaware Statutory Trust, dated October 18, 2006
Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2007

(b)   By-laws

(i)	By-Laws of Franklin Tax-Free Trust, a Delaware statutory trust effective as of October 18, 2006
Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2007

(c)   Instruments Defining Rights of Security Holders

(i) Agreement and Declaration of Trust
(a) Article III, Shares
(b) Article V, Shareholders’ Voting Powers and Meetings
(c) Article VI, Net Asset Value, Distributions, Redemptions and Transfers
(d) Articles VIII, Certain Transactions – Section 4
(e) Articles X, Miscellaneous – Section 4

(ii) By-Laws
(a) Article II, Meetings of Shareholders
(b) Article VI, Records and Reports – Section 1, 2 and 3
(c) Article VII, General Matters: - Sections 3,4, 6, 7
(d) Articles VIII, Amendment – Section 1

(iii) Part B: Statement of Additional Information – Item 22

(d)   Investment Advisory Contracts

(i)	Investment Management Agreement dated July 2, 2007 between Registrant and Franklin Advisers, Inc., on behalf of the following funds:
Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Insured Tax-Free Income Fund
Franklin Kentucky Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2008

(ii)

Amended and Restated Investment Management Agreement dated May 1, 2013 between Registrant, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 52 to Registration

Statement on Form N-1A

File No: 002-94222 Filing Date: June 26, 2014
(iii)	Addendum dated January 1, 2008, to Investment Management Agreement dated July 2, 2007 Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 002-94222

(iv)

Addendum to Amended and Restated Investment Management Agreement dated April 1, 2014 between Registrant, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 54 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date:  June 26, 2015

(e)   Underwriting Contracts

(i)	Distribution Agreement dated January 1, 2011 between Registrant and Franklin/Templeton Distributors, Inc. Filing: Post-Effective Amendment No. 44 to Registration Statement on form N-1A
File No. 002-94222
Filing Date: January 27, 2011

(ii)

Form of Selling Agreements, between Franklin/Templeton Distributors, Inc. and Securities Dealers, dated May 1, 2010

Filing: Post-Effective Amendment No. 43 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date:  November 30, 2010

(f)   Bonus or Profit Sharing Contracts

Not Applicable

(g)   Custodian Agreements

(i)	Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: March 14, 1996

(ii)	Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: April 30, 1998

(iii)	Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: December 23, 1998

(iv)	Amendment dated June 7, 2016 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 27, 2016

(v)	Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: March 14, 1996

(vi)

Amendment dated June 7, 2016 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 56 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date:  June 27, 2016

 (h)  Other Material Contracts

(i)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 and amended as of May 1, 2014, between Franklin Advisers, Inc. and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 54 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date:  June 26, 2015

(ii)

Subcontract for Fund Administrative Services dated May 1, 2103, and amended as of May 1, 2014 between Franklin Advisers, Inc., on behalf of Franklin Federal Limited-Term Tax-Free Income Fund and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 54 to Registration

Statement on Form N-1A

File No: 002-94222

Filing Date:  June 26, 2015

(iii)

Amended and Restated Transfer Agent and Shareholder

Services Agreement dated June 1, 2014 between Registrant

and Franklin Templeton Investor Services, LLC

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 002-94222

Filing Date: June 26, 2014

(i)   Legal Opinion

(i)	Legal Opinion dated June 27, 2007
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2008

(j)   Other Opinions

Not Applicable

(k)   Omitted Financial Statements

Not Applicable

(l)   Initial Capital Agreements

(i)	Letter of Understanding dated September 21, 1992
Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: April 28, 1995

(ii)	Letter of Understanding dated April 12, 1995
Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: April 28, 1995

(m)   Rule 12b-1 Plan

(i)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Alabama Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(ii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Arizona Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(iii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Colorado Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(iv)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Connecticut Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(v)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Federal Limited-Term Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(vi)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Federal Intermediate-Term Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(vii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Florida Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(viii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Georgia Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(ix)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin High Yield Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(x)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Insured Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xi)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Kentucky Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Louisiana Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xiii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Maryland Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xiv)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Massachusetts Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xv)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Michigan Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xvi)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Minnesota Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xvii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Missouri Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xiii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin New Jersey Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xix)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin North Carolina Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xx)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Ohio Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xxi)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Oregon Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xxii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Pennsylvania Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xxiii)

Amended and Restated Class A Distribution Plan dated February 1, 2009, pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Virginia Tax-Free Income Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(xxiv)	Class C Distribution Plan dated July 9, 2009, pursuant to Rule 12b-1 between the Registrant and Franklin/Templeton Distributors, Inc., on behalf of following funds:
Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Double Tax-Free Income Fund-
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Insured Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 002-94222 Filing Date: June 27, 2012

(n)   Rule 18f-3 Plan

(i)	Form of Multiple Class Plan for the Registrant on behalf of the following funds:
Franklin Alabama Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund

(ii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Kentucky Tax-Free Income Fund

(iii)	Multiple Class Plan dated October 17, 2006, for the Registrant on behalf of Franklin High Yield Tax-Free Income Fund
Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 27, 2008

(iv)	Multiple Class Plan dated April 15, 2008, for the Registrant on behalf of the following funds:
Franklin Arizona Tax-Free Income Fund
Franklin Insured Tax-Free Income Fund
Franklin Michigan Tax-Free Fund
Franklin New Jersey Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(v)	Multiple Class Plan dated October 20, 2008 for the Registrant on behalf of Franklin Federal Intermediate-Term Tax-Free Income Fund
Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(vi)	Multiple Class Plan dated December 1, 2008, for the Registrant on behalf of the following funds:
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Double Tax-Free Income Fund-
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund
Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(vii)	Multiple Class Plan dated December 1, 2008, for the Registrant on behalf of Franklin Pennsylvania Tax-Free Income Fund
Filing: Post-Effective Amendment No. 42 to Registration Statement on Form N-1A
File No. 002-94222
Filing Date: June 29, 2009

(viii)

Multiple Class Plan dated October 19, 2010, for the Registrant on behalf of Franklin Federal Limited-Term Tax-Free Income Fund

Filing:  Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 002-94222
Filing Date: November 30, 2010

(p)   Code of Ethics

(i)	Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A File No. 002-94222 Filing Date: June 26, 2014

(q)     Power of Attorney

(i)	Power of Attorney dated June 13, 2013 Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 26, 2014
(ii)	Power of Attorney for Mary C. Choksi dated October 1, 2014
Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A File No: 002-94222 Filing Date: June 26, 2015

Item 29.  Persons Controlled by or Under Common Control with the Fund

None

Item 30.  Indemnification

The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances, to the fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (the “Delaware Act”), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of the Investment Adviser

The officers and directors of Franklin Advisers, Inc. (Advisers), Registrant's investment manager, also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and /or (2) other investment companies in Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which set forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engages in by those officers and directors during the past two years.

Item 32.    Principal Underwriters

a)    Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds Franklin ETF Trust
Franklin Federal Tax-Free Income Fund Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin U.S. Government Money Fund
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

b)    The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

c)    Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.  Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.  Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.  Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 14th day of July, 2016.

FRANKLIN TAX-FREE TRUST

By: /s/ Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Christopher J. Molumphy*	President & Chief Executive Officer –
Christopher J. Molumphy	Investment Management
Dated: July 14, 2016

Laura F. Fergerson*	Chief Executive Officer –
Laura F. Fergerson	Finance and Administration
Dated: July 14, 2016

Gaston Gardey*	Chief Financial Officer and
Gaston Gardey	Chief Accounting Officer
Dated: July 14, 2016

Harris J. Ashton*	Trustee
Harris J. Ashton	Dated: July 14, 2016

Mary C. Choksi*

Trustee
Mary C. Choksi	Dated: July 14, 2016

Edith E. Holiday*	Trustee
Edith E. Holiday	Dated: July 14, 2016

Gregory E. Johnson*	Trustee
Gregory E. Johnson.	Dated: July 14, 2016

Rupert H. Johnson, Jr.*	Trustee
Rupert H. Johnson, Jr.	Dated: July 14, 2016

J. Michael Luttig*	Trustee
J. Michael Luttig	Dated: July 14, 2016

Frank A. Olson*	Trustee
Frank A. Olson	Dated: July 14, 2016

Larry D. Thompson*

Trustee
Larry D. Thompson	Dated: July 14, 2016

John B. Wilson*

Trustee
John B. Wilson	Dated: July 14, 2016

*By   /s/ Karen L. Skidmore

Karen L. Skidmore, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

FRANKLIN TAX-FREE TRUST

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION

EX-99.(n)(i)

Form of Multiple Class Plan for the Registrant on behalf of the following funds:

Franklin Alabama Tax-Free Income Fund

Franklin Florida Tax-Free Income Fund

Franklin Georgia Tax-Free Income Fund

Franklin Louisiana Tax-Free Income Fund

EX-99.(n)(ii)	Form of Multiple Class Plan for the Registrant on behalf of Franklin Kentucky Tax-Free Income Fund